Net results of financial transactions (Tables)	3 Months Ended
Mar. 31, 2018
Net results of financial transactions
Schedule of net results of financial transactions

Skr mn	Jan–Mar 2018	Oct-Dec 2017	Jan–Mar 2017	Jan-Dec 2017
Derecognition of financial instruments not measured at fair value through profit or loss	0	-13	0	-1
Financial assets or liabilities at fair value through profit or loss	-39	102	-13	-48
Financial instruments under fair-value hedge accounting1	-21	-46	20	-53
Currency exchange-rate effects on all assets and liabilities excl. currency exchange-rate effects related to revaluation at fair value	1	-2	-1	0

Total net results of financial transactions	-59	41	6	-102

1

SEK classifies IFRS 9 liquidity investments as financial assets valued at fair value, which means that unrealized gains and losses are also recognized in net results of financial transactions. Due to IFRS 9 market value changes, arising from changes in credit spread on SEK’s own debt, are not reported in net results of financial transactions, but in other comprehensive income.